Investment Securities, Available-for-sale Securities, Transaction Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Proceeds from sales, calls/paydowns and maturities of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales	$ 0	$ 0	$ 0
Proceeds from calls/paydowns	68,119	53,503	68,954
Proceeds from maturities	70,608	5,008	15,057
Gross realized losses	0	0	0
Gross realized gains	0	0	$ 0
Securities available for sale pledged to secure short-term borrowings and for other purposes	149,500	155,300
Available-for-sale, allowance for credit loss	$ 0	$ 0